Document And Entity Information	Feb. 25, 2021
Document Information [Line Items]
Entity, Registrant Name	TENNANT COMPANY
Document, Type	8-K/A
Document, Period End Date	Feb. 25, 2021
Entity, Incorporation, State or Country Code	MN
Entity, File Number	1-16191
Entity, Tax Identification Number	41-0572550
Entity, Address, Address Line One	10400 Clean Street
Entity, Address, City or Town	Eden Prairie,
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55344
City Area Code	763
Local Phone Number	540-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TNC
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A filed February 25, 2021
Amendment Flag	true
Entity, Central Index Key	0000097134